Significant accounting policies (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Oct. 31, 2015
Significant Accounting Policies Details Narrative
Intangible assets estimated useful lives	between one and ten years and are amortized using the straight-line method
Number of investment shares acquired	40,278,894	7,911,845	50,503,124	37,276,580